RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Salaries	3,038,525	1,361,495
Share-based compensation (Note 16)	1,871,777	288,148
	4,910,302	1,649,643